Vessels and other fixed assets net - Schedules of vessels and other fixed assets, net (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Balance, period start	$ 2,877,119
- Depreciation for the period	(152,640)	$ (142,293)	$ (124,280)
Balance, period end	3,013,038	2,877,119
Cost [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	3,529,881	3,475,996
- Acquisitions, improvements and other vessel costs	288,559	53,885
Balance, period end	3,818,440	3,529,881	3,475,996
Accumulated depreciation [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	(652,762)	(510,469)
- Depreciation for the period	(152,640)	(142,293)
Balance, period end	(805,402)	(652,762)	(510,469)
Net Book Value [Member]
Property, Plant and Equipment [Line Items]
Balance, period start	2,877,119	2,965,527
- Acquisitions, improvements and other vessel costs	288,559	53,885
- Depreciation for the period	(152,640)	(142,293)
Balance, period end	$ 3,013,038	$ 2,877,119	$ 2,965,527